iShares
®
MSCI Global Silver and Metals Miners ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .3%
Kingsgate Consolidated Ltd. ................. 543,656 $ 2,390,357
a
Canada  —  55 .0%
Agnico Eagle Mines Ltd. .................... 238,868 43,918,515
Andean Precious Metals Corp.
(a) (b)
.............. 938,736 4,548,476
Avino Silver & Gold Mines Ltd.
(a) (b)
.............. 2,264,850 16,641,592
Aya Gold & Silver, Inc.
(a) (b)
................... 2,122,795 44,683,938
Discovery Silver Corp.
(a) (b)
................... 6,651,194 41,441,814
DPM Metals, Inc. ......................... 348,915 11,717,814
Eldorado Gold Corp. ....................... 361,838 12,225,303
Endeavour Silver Corp.
(a) (b)
.................. 4,130,120 41,191,854
First Majestic Silver Corp. ................... 5,082,109 107,344,876
Fortuna Mining Corp.
(b)
..................... 771,998 7,744,338
GoGold Resources, Inc.
(a) (b)
.................. 6,182,027 15,559,884
Highlander Silver Corp.
(b)
.................... 1,715,675 9,395,674
Kinross Gold Corp. ........................ 1,000,626 30,396,560
Lundin Gold, Inc. ......................... 156,986 10,481,675
New Pacific Metals Corp.
(b)
.................. 1,347,234 6,615,728
Orla Mining Ltd. .......................... 744,084 9,984,807
Pan American Silver Corp. ................... 327,842 18,721,939
Perpetua Resources Corp.
(a) (b)
................ 194,500 5,265,115
Seabridge Gold, Inc.
(b)
..................... 209,766 7,087,296
Silvercorp Metals, Inc.
(a)
.................... 3,188,030 40,467,504
Skeena Resources Ltd.
(a) (b)
.................. 184,352 5,596,149
SSR Mining, Inc.
(b)
........................ 363,550 11,362,833
Torex Gold Resources, Inc. .................. 114,536 5,252,215
Wheaton Precious Metals Corp. ............... 312,184 41,973,254
549,619,153
a
China  —  1 .7%
China Gold International Resources Corp. Ltd. ..... 491,100 9,460,439
Zhaojin Mining Industry Co. Ltd. , Class H ......... 2,824,500 7,820,233
17,280,672
a
Mexico  —  11 .9%
Industrias Penoles SAB de CV ................ 2,047,485 119,081,737
a
Security Shares Value
a
Philippines  —  0 .1%
Apex Mining Co., Inc. ...................... 3,944,000 $ 1,060,557
a
South Africa  —  1 .2%
Harmony Gold Mining Co. Ltd. ................ 669,510 12,247,717
a
United Kingdom  —  9 .6%
Fresnillo PLC ........................... 2,031,927 89,281,522
Hochschild Mining PLC ..................... 811,596 6,708,129
95,989,651
a
United States  —  19 .7%
Coeur Mining, Inc. ........................ 681,392 13,146,939
Coeur Mining, Inc. ........................ 371,889 7,184,896
Hecla Mining Co. ......................... 7,322,409 130,119,208
Hycroft Mining Holding Corp. , Class A
(a) (b)
......... 98,164 3,244,320
Newmont Corp. .......................... 393,425 43,201,999
196,897,362
a
Total Long-Term Investments — 99.5%
(Cost: $ 682,135,039 ) ................................ 994,567,206
a
Short-Term Securities
Money Market Funds  —  9 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(c) (d) (e)
...................... 97,271,271 97,300,452
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 861,513 861,513
a
Total Short-Term Securities — 9.8%
(Cost: $ 98,155,442 ) ................................. 98,161,965
Total Investments —  109.3%
(Cost: $ 780,290,481 ) ................................ 1,092,729,171
Liabilities in Excess of Other Assets — ( 9 .3 ) % ............... (93,295,131)
Net Assets — 100.0% ................................. $ 999,434,040
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 51,725,821  $ 45,594,641
(a)
$ —  $ (24,146) $ 4,136  $ 97,300,452  97,271,271  $ 370,921
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. —  861,513
(a)
—  —  —  861,513  861,513  17,250  —
$ —  $ (24,146) $ 4,136
$ 98,161,965
$ 388,171  $ —

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Silver and Metals Miners ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index ..................................................................... 16 06/18/26 $ 4,695 $ 105,751
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 865,598,252  $ 128,968,954  $ —  $ 994,567,206
Short-Term Securities
Money Market Funds ...................................... 98,161,965  —  —  98,161,965
$ 963,760,217  $ 128,968,954  $ —  $ 1,092,729,171
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 105,751  $ —  $ —  $ 105,751
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.